OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS	13. OTHER NON-CURRENT ASSETS As of December 31, 2023 and 2024, other non-current assets included prepayment for acquisition of datacenters and purchase of property and equipment.